Notes payable - Secured Promissory Note 2029 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) payment	Dec. 31, 2021 USD ($)	Jan. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 483,636
Secured Promissory Notes - 2029
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 2,500
Number of installments for repayment | payment	2
Interest expense	$ 100
Secured Promissory Notes - 2029 | 12% Interest rate for first $224 principal amount
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 200
Interest rate			12.00%
Secured Promissory Notes - 2029 | 14% Interest rate for remaining principal balance of $2,281
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 2,281
Interest rate			14.00%